Financial asset investments at fair value through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Financial Asset Investments At Fair Value Through Profit Or Loss
Beginning Balance	€ 27,453
Redemptions	(27,892)
Realised gains and losses	(900)
Translation differences	1,339
Ending Balance
Fair value of asset investment